Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurements [Abstract]
Derivative instruments effect on statement of operations
Consolidated Statement of Operations
	2013	2014	2015
Gain/(loss) on derivative instruments, net
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	$91	$(799)	$-
Unrealized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	-	-	3,443
Realized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	-	-	(4,918)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	-	-	(1,793)
Ineffective portion of cash flow hedges	-	-	-
Total Gains/(Losses) on derivative instruments, net	$91	$(799)	$(3,268)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	-	(1,055)	(2,416)
Total Gains/(Losses) recognized	$91	$(1,854)	$(5,684)

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	2014		2015
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - asset position	$-	-	$-	-
Total	$-	-	$-	-
LIABILITIES
Interest rate swaps - liability position (current and non-current)	$-	7,732	$7,642	807
Total	$-	7,732	$7,642	807

Fair value measurements on a nonrecurring basis

Fair Value Measurements Using
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss
Vessels, net	$ —	$ 259,775	$ —	$ 145,631
Advances for vessels under construction	—	36,152	—	158,532
TOTAL	$ —	$ 295,927	$ —	$ 304,163